Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

June 30, 2021

AFF35-QTLY-0821
1.818365.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $1,309,955)	1,310,000	1,309,903
	Shares	Value

Domestic Equity Funds - 45.4%
Fidelity Advisor Series Equity Growth Fund (a)	9,317,992	$170,985,147
Fidelity Advisor Series Growth Opportunities Fund (a)	6,322,097	117,654,233
Fidelity Advisor Series Small Cap Fund (a)	4,843,010	77,827,166
Fidelity Series All-Sector Equity Fund (a)	5,803,582	73,879,600
Fidelity Series Commodity Strategy Fund (a)	15,753,805	87,748,695
Fidelity Series Large Cap Stock Fund (a)	13,777,025	272,785,104
Fidelity Series Large Cap Value Index Fund (a)	1,902,270	29,390,065
Fidelity Series Opportunistic Insights Fund (a)	7,023,297	159,147,915
Fidelity Series Small Cap Opportunities Fund (a)	5,279,719	96,196,489
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,462,425	173,311,864
Fidelity Series Value Discovery Fund (a)	10,518,745	176,925,291
TOTAL DOMESTIC EQUITY FUNDS
(Cost $924,013,031)		1,435,851,569

International Equity Funds - 36.3%
Fidelity Series Canada Fund (a)	5,212,067	73,073,178
Fidelity Series Emerging Markets Fund (a)	3,533,598	43,109,902
Fidelity Series Emerging Markets Opportunities Fund (a)	14,422,653	387,392,455
Fidelity Series International Growth Fund (a)	9,947,040	194,564,095
Fidelity Series International Small Cap Fund (a)	2,703,190	60,200,031
Fidelity Series International Value Fund (a)	17,351,385	193,814,965
Fidelity Series Overseas Fund (a)	14,248,263	194,203,825
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $763,903,963)		1,146,358,451

Bond Funds - 17.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,845,657	17,201,523
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	534,884	5,546,751
Fidelity Series Floating Rate High Income Fund (a)	340,198	3,146,827
Fidelity Series High Income Fund (a)	2,054,850	19,706,014
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,737,456	62,997,265
Fidelity Series International Credit Fund (a)	141,703	1,432,620
Fidelity Series Investment Grade Bond Fund (a)	29,165,041	341,814,276
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,419,256	95,579,169
Fidelity Series Real Estate Income Fund (a)	1,022,667	11,883,395
TOTAL BOND FUNDS
(Cost $552,945,725)		559,307,840

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	443,345	443,433
Fidelity Series Government Money Market Fund 0.08% (a)(c)	14,121,259	14,121,259
Fidelity Series Short-Term Credit Fund (a)	300,724	3,055,351
TOTAL SHORT-TERM FUNDS
(Cost $17,530,717)		17,620,043
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,259,703,391)		3,160,447,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(407,119)
NET ASSETS - 100%		$3,160,040,687

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130
Total	$130

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,227,592	$2,683,015	$4,467,174	$--	$--	$443,433	0.0%
Total	$2,227,592	$2,683,015	$4,467,174	$--	$--	$443,433

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$163,995,226	$6,125,676	$15,790,323	$--	$988,636	$15,665,932	$170,985,147
Fidelity Advisor Series Growth Opportunities Fund	114,044,587	6,439,273	14,703,442	--	979,723	10,894,092	117,654,233
Fidelity Advisor Series Small Cap Fund	74,200,216	2,190,722	2,506,859	--	471,692	3,471,395	77,827,166
Fidelity Series All-Sector Equity Fund	70,119,692	1,795,221	3,982,441	--	216,262	5,730,866	73,879,600
Fidelity Series Canada Fund	63,681,540	5,574,335	2,472,492	--	175,196	6,114,599	73,073,178
Fidelity Series Commodity Strategy Fund	81,911,858	1,905,293	7,112,056	--	409,544	10,634,056	87,748,695
Fidelity Series Emerging Markets Debt Fund	15,932,237	1,137,580	297,999	184,208	(1,375)	431,080	17,201,523
Fidelity Series Emerging Markets Debt Local Currency Fund	5,101,229	356,156	92,535	--	(288)	182,189	5,546,751
Fidelity Series Emerging Markets Fund	43,262,795	1,733,793	3,798,959	--	202,301	1,709,972	43,109,902
Fidelity Series Emerging Markets Opportunities Fund	391,615,493	13,488,331	35,973,789	--	3,661,180	14,601,240	387,392,455
Fidelity Series Floating Rate High Income Fund	3,102,700	83,960	60,148	31,315	416	19,899	3,146,827
Fidelity Series Government Money Market Fund 0.08%	19,621,289	1,026,171	6,526,201	2,796	--	--	14,121,259
Fidelity Series High Income Fund	18,308,195	1,316,167	341,344	230,932	1,228	421,768	19,706,014
Fidelity Series Inflation-Protected Bond Index Fund	59,415,206	3,247,384	1,011,149	--	4,621	1,341,203	62,997,265
Fidelity Series International Credit Fund	1,406,003	8,171	--	8,171	--	10,852	1,432,620
Fidelity Series International Growth Fund	178,741,719	7,882,269	8,031,787	--	449,598	15,522,296	194,564,095
Fidelity Series International Small Cap Fund	56,514,629	910,221	1,461,210	--	63,911	4,172,480	60,200,031
Fidelity Series International Value Fund	178,705,461	17,102,192	7,278,776	--	701,122	4,584,966	193,814,965
Fidelity Series Investment Grade Bond Fund	302,325,677	39,481,996	5,210,993	1,622,938	(41,665)	5,259,261	341,814,276
Fidelity Series Large Cap Stock Fund	256,108,247	8,923,072	10,977,860	--	2,220,972	16,510,673	272,785,104
Fidelity Series Large Cap Value Index Fund	27,641,016	1,328,380	1,022,971	--	137,117	1,306,523	29,390,065
Fidelity Series Long-Term Treasury Bond Index Fund	80,716,253	12,728,471	3,133,100	525,115	(617,240)	5,884,785	95,579,169
Fidelity Series Opportunistic Insights Fund	152,049,024	3,969,026	14,068,804	--	759,478	16,439,191	159,147,915
Fidelity Series Overseas Fund	179,039,468	9,455,543	8,642,215	--	839,876	13,511,153	194,203,825
Fidelity Series Real Estate Income Fund	11,309,368	198,172	207,785	16,313	1,399	582,241	11,883,395
Fidelity Series Short-Term Credit Fund	4,132,933	92,375	1,168,022	13,603	33,556	(35,491)	3,055,351
Fidelity Series Small Cap Opportunities Fund	91,593,734	5,304,081	3,320,406	--	648,079	1,971,001	96,196,489
Fidelity Series Stock Selector Large Cap Value Fund	162,196,526	7,462,654	6,079,183	--	714,019	9,017,848	173,311,864
Fidelity Series Value Discovery Fund	166,038,017	8,410,833	7,004,201	--	1,366,287	8,114,355	176,925,291
Total	$2,972,830,338	$169,677,518	$172,277,050	$2,635,391	$14,385,645	$174,070,425	$3,158,694,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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